RELATED PARTY TRANSACTIONS - Narrative (Details)	12 Months Ended
Dec. 31, 2019 director
Disclosure of transactions between related parties [line items]
Number of members of board of directors	17
TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership	19.30%
Number of members of board of directors	2
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership	20.40%
Number of members of board of directors	3
Cobega Companies | Entities with joint control or significant influence over entity | CCIP
Disclosure of transactions between related parties [line items]
Percentage ownership	56.00%
CCIP | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Number of members of board of directors	5
Franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term	10 years
Renewal term	10 years
Franchise intangible | TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Agreement term	10 years
Renewal term	10 years